Debt and Capital Lease Obligations, Capital Lease Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Future Minimum Rentals on Capital Lease Obligations
2016	$ 963
Less interest expense	(50)
Unamortized fair value adjustment	246
Capital lease obligations	$ 1,159
Lease Agreements [Member]
Capital Lease Obligations (Textual)
Expiration of capital lease agreements	Dec. 31, 2016
Duration of renewal option, debt and capital lease obligations	30 years
Duration of cancellation notice	5 years
Duration of cancellation notice, secondary	1 year